RELATED PARTY TRANSACTIONS	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On July 30, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 8,625,000 Class B ordinary shares (the “Founder Shares”). The Founder Shares included an aggregate of up to 1,125,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised, so that the number of Founder Shares would equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining over-allotment option, 625,000 Founder Shares were forfeited and 500,000 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 8,000,000 Founder Shares outstanding at October 20, 2020.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on September 24, 2020, to pay an affiliate of the Sponsor up to $10,000 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the three months ended March 31, 2021, the Company incurred $30,000 in fees for these services. At March 31, 2021 and December 31, 2020, $62,000 and $32,000, respectively, of such fees are included in accrued expenses in the accompanying condensed balance sheets.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of March 31, 2021 and December 31, 2020, the Company had no outstanding borrowings under the Working Capital Loans.

NOTE 6 — RELATED PARTY TRANSACTIONS

Founder Shares

On July 30, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 8,625,000 Class B ordinary shares (the “Founder Shares”). The Founder Shares included an aggregate of up to 1,125,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised, so that the number of Founder Shares would equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining over-allotment option, 625,000 Founder Shares were forfeited and 500,000 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 8,000,000 Founder Shares outstanding at October 20, 2020.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on September 24, 2020, to pay an affiliate of the Sponsor up to $10,000 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For period from July 28, 2020 (inception) through December 31, 2020, the Company incurred $32,000 in fees for these services, of which such amount is included in accrued expenses in the accompanying balance sheet.

Promissory Note — Related Party

On July 30, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2020 and (ii) the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $300,000 was repaid at the closing of the Initial Public Offering on September 29, 2020.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2020, the Company had no outstanding borrowings under the Working Capital Loans.

Rocket Lab USA, Inc.
Related Party Transactions

20. RELATED PARTY TRANSACTIONS

There are three members of our Board of Directors that are affiliated with three separate entities that are invested in our common stock, two of which individually hold greater than 5% beneficial ownership. Each entity was granted one seat on our board which is filled by a partner of the affiliated entity. On September 14, 2018 and through subsequent closings, Rocket Lab sold an aggregate of 4,368,313 shares of its Series E convertible preferred stock at a purchase price of $31.5316 per share, for an aggregate purchase price of $137,739. In connection with this transaction, these entities acquired 334,267 of Series E convertible preferred stock for $10,539 and Rocket Lab entered into certain Amended and Restated Investors’ Rights Agreement, Amended and Restated Voting Agreement, and Amended and Restated First Refusal and Co-Sale Agreement with each of the purchasers of Rocket Lab’s Series E convertible preferred stock, and certain other Rocket Lab stockholders (collectively, the “Investor Agreements”). Such Investor Agreements were subsequently amended and restated in connection with Rocket Lab’s Series E-1 convertible preferred stock financing on May 18, 2020 whereby Rocket Lab sold an aggregate of 650,140 shares of its Series E-1 convertible preferred stock at a purchase price of $31.5316 per share, for an aggregate purchase price of $20,500. These entities with an affiliated director purchased 142,713 shares of Series E-1 convertible preferred stock for $4,499.

In March 2019, Rocket Lab facilitated the sale of an aggregate of 625,564 shares of our outstanding common stock from holders of our common stock to funds affiliated with Greenspring Opportunities at a purchase price of $23.6487 per share for an aggregate purchase price of $14,300. Pursuant to this transaction, Greenspring Opportunities repurchased 422,857 shares of Rocket Lab common stock from the Rocket Lab CEO, Peter Beck, for $10,000.

As of March 31, 2021 and December 31, 2020, there are no amounts due to or from related parties.

20. RELATED PARTY TRANSACTIONS

There are three members of our Board of Directors that are affiliated with three separate entities that are invested in our common stock, two of which individually hold greater than 5% beneficial ownership. Each entity was granted one seat on our board which is filled by a partner of the affiliated entity. On September 14, 2018 and through subsequent closings, Rocket Lab sold an aggregate of 4,368,313 shares of its Series E convertible preferred stock at a purchase price of $31.5316 per share, for an aggregate purchase price of $137,739. In connection with this transaction, these entities acquired 334,267 of Series E convertible preferred stock for $10,539 and Rocket Lab entered into certain Amended and Restated Investors’ Rights Agreement, Amended and Restated Voting Agreement, and Amended and Restated First Refusal and Co-Sale Agreement with each of the purchasers of Rocket Lab’s Series E convertible preferred stock, and certain other Rocket Lab stockholders (collectively, the “Investor Agreements”). Such Investor Agreements were subsequently amended and restated in connection with Rocket Lab’s Series E-1 convertible preferred stock financing on May 18, 2020 whereby Rocket Lab sold an aggregate of 650,140 shares of its Series E-1 convertible preferred stock at a purchase price of $31.5316 per share, for an aggregate purchase price of $20,499. These entities with an affiliated director purchased 142,713 shares of Series E-1 convertible preferred stock for $4,499.

In March 2019, Rocket Lab facilitated the sale of an aggregate of 625,564 shares of our outstanding common stock from holders of our common stock to funds affiliated with Greenspring Opportunities at a purchase price of $23.6487 per share for an aggregate purchase price of $14,300. Pursuant to this transaction, Greenspring Opportunities repurchased 422,857 shares of Rocket Lab common stock from the Rocket Lab CEO, Peter Beck, for $10,000.

As of December 31, 2019 and 2020, there are no amounts due to or from related parties.